Events After the Reporting Period	12 Months Ended
Mar. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period

Impact of the Novel Coronavirus ("COVID-19")

The current outbreak of the novel coronavirus (COVID-19), and any future emergence and spread of similar pathogens, could have a material adverse effect on global and local economic and business conditions which may adversely impact our business and results of operations and the operations of contractors and service providers. The outbreak has now spread to Canada where we conduct our principal business operations. Our plans to advance our projects in Canada are dependent upon the continued progress of our preparations for the exploration evaluation process, as well as our ability to continue the work required in connection with this process through our employees and our contractors. In addition, our personnel may be delayed in completing the required work that we are pursuing in connection with this process due to quarantine, self-isolation, social distancing, restrictions on travel, restrictions on meetings and work from home requirements. The extent to which the coronavirus impacts our operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the outbreak, new information that may emerge concerning the severity of the coronavirus and the actions taken to contain the coronavirus or treat its impact, among others. Moreover, the spread of the coronavirus globally is expected to have a material adverse effect on global and regional economies and to continue to negatively impact stock markets, including the trading price of our shares. These adverse effects on the economy, the stock market and our share price could adversely impact our ability to raise capital, with the result that our ability to pursue the advancement of the our projects in Canada could be adversely impacted, both through delays and through increased costs. Any of these developments, and others, could have a material adverse effect on our business and results of operations and could delay our plans for development of our projects in Canada.